SCHEDULE OF WARRANTS ACTIVITY (Details) - Warrant [Member] - $ / shares	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, outstanding, beginning balance	678,195	635,161	9,450,840	9,450,840	7,450,840	3,450,840
Weighted Average Exercise Price, beginning balance	$ 206.15	$ 220.67	$ 0.69	$ 0.69	$ 0.74	$ 1.01
Weighted Average Life (years), outstanding	4 years 9 months 18 days	4 years 9 months 18 days	4 years 8 months 12 days		3 years 14 days	3 years 8 months 15 days	3 years 8 months 8 days
Number of Warrants, granted			869,992		2,000,000	4,000,000
Weighted Average Exercise Price, granted			$ 164.96		$ 0.50	$ 0.50
Weighted average life (years), granted					5 years	5 years
Number of Warrants, exercised		(23,633)	(234,831)
Weighted Average Exercise Price, exercised		$ 15.00	$ 14.27
Number of shares, expired
Weighted average exercise price, expired
Number of Warrants, outstanding, ending balance	611,528	678,195	635,161	611,528	9,450,840	7,450,840	3,450,840
Weighted Average Exercise Price, ending balance	$ 228.62	$ 206.15	$ 220.67	$ 228.62	$ 0.69	$ 0.74	$ 1.01
Number of Warrants, exercisable	611,528			611,528	9,450,840
Number of Warrants, Weighted Average Exercise Price	$ 228.62			$ 228.62	$ 0.69
Weighted Average Life (years), exercisable	4 years 9 months 18 days				3 years 14 days
Number of Warrants, replacement of old warrants			(315,028)
Weighted Average Exercise Price, replacement of old warrants			$ 20.64
Weighted Average Life (years), replacement of old warrants			2 years 10 months 24 days
Weighted Average Life (years), exercised		5 years	4 years 3 months 18 days
Number of Warrants, prefunded (equity line)	(66,667)	150,000
Weighted Average Exercise Price, issued - prefunded (equity line)
Weighted Average Life (years), issued - prefunded (equity line)	1 year	1 year
Number of Warrants, exercised - prefunded (equity line)		(83,333)
Weighted Average Exercise Price, exercised - prefunded (equity line)
Weighted Average Life (years), exercised - prefunded (equity line)		1 year
Revision of Prior Period, Reclassification, Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, outstanding, beginning balance			315,028	315,028
Weighted Average Exercise Price, beginning balance			$ 20.64	$ 20.64
Weighted Average Life (years), outstanding					3 years
Number of Warrants, outstanding, ending balance					315,028
Weighted Average Exercise Price, ending balance					$ 20.64